Summary of principal accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2017	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Property, Plant and Equipment [Line Items]
Goodwill and Intangible Asset Impairment		$ 3,009,732
Finite-Lived Intangible Assets, Net
Income Tax Examination, Likelihood of Unfavorable Settlement	Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized
Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset, useful life	10 years